Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,185,370)	$ (178,785)	$ (533,475)	$ (188,702)
Adjustments to reconcile net loss to net cash used in operating activities
Issuance of common stock for consulting services			6,250
Depreciation expense	23,922	26,684	46,057	42,076
Amortization of right-of-use asset	20,289
Accretion of lease liability	5,964
Issuance of bonus shares	1,656,000
Changes in operating assets and liabilities:
Sales tax receivable	(3,592)	1,355	(1,065)	468
Accounts payable	233,833	17,687	80,410	214
Accrued interest	30,744
Other payable	2,888		8,612
Prepaid expenses	(2,078)	(7,132)	(404)	2,380
Security deposit	(7,498)
CASH USED IN OPERATING ACTIVITIES	(224,898)	(140,191)	(393,615)	(143,564)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,736,904)	(107,770)	(179,093)
Acquisition of EPHS Holdings, Inc.			123,075
Net cash acquired from MVC	410,802
CASH USED IN INVESTING ACTIVITIES	(2,326,102)	(107,770)	(56,018)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party payable	225,668	16,351	16,698	132,354
Repayment of related party payable	(18,884)
Proceeds from mortgage	1,566,293
Capital contribution	421,150	264,721	949,611
CASH PROVIDED BY FINANCING ACTIVITIES	2,194,227	281,072	966,309	132,354
Effect of translation changes on cash	(11,711)	(7,571)	7,375	13,069
Change in cash and cash equivalents	(368,484)	25,540	524,051	1,859
Cash, beginning of period	528,246	4,195	4,195	2,336
Cash, end of period	159,762	29,735	528,246	4,195
SUPPLEMENTAL DISCLOSURES
Cash paid for interest	3,515
Cash paid for income taxes